Segment Reporting	12 Months Ended
Mar. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 17 – SEGMENT REPORTING

Segments

The Company is engaged in the operation of retail and wholesale of Japanese beauty and health products, as well as sundry products and other products and services. The Company’s operations are conducted in three reported segments: (i) directly-operated physical stores, (ii) online stores and services, and (iii) franchise stores and wholesale customers. The Company defines its segments as those operations whose results the CODM regularly reviews to analyze performance and allocate resources. The Company sells similar individual products and services in each of its segments. It is impractical to segregate and identify revenue for each of these individual products and services.

Directly-operated physical stores segment includes physical stores in Japan, Hong Kong, the United States and Canada. Online stores and services segment includes sales through the Company’s websites and various e-commerce marketplaces in Japan, China, and Korea, as well as services from advertising business through KOLs. Franchise stores and wholesale customers segments include franchise stores in Japan, the United States and the United Kingdom, and wholesale customers in Japan and other countries including China, the United States and Canada.

The Company measures the results of its segments using, among other measures, each segment’s revenue, merchandise costs, interest expenses, net, provision for income tax, net income (loss), depreciation and amortization, capital expenditures, total assets as well as total liabilities, which includes certain corporate overhead allocations. From time to time, the Company revises the measurement of each segment’s revenue and other measures, including any corporate overhead allocations, as determined by the information regularly reviewed by its CODM. When the measurement of a segment significantly changes, previous period amounts and balances are reclassified to be comparable to the current period’s presentation.

The following table presents the segment information for the fiscal years ended March 31, 2024, 2023, and 2022, respectively:

	For the Fiscal Year ended March 31, 2024
	Directly- Operated Physical Stores	Online Stores and Services	Franchise Stores and Wholesale Customers	Total
Revenue	$14,951,952	$10,705,449	$170,023,914	$195,681,315
Merchandise costs	$11,916,702	$7,920,348	$152,469,258	$172,306,308
Interest expenses, net	$(123,107)	$(88,143)	$(1,399,891)	$(1,611,141)
Provision for income tax	$34,902	$24,989	$396,883	$456,774
Net income	$571,463	$409,162	$6,498,311	$7,478,936
Depreciation and amortization	$94,184	$67,434	$1,070,993	$1,232,611
Capital expenditures	$917,396	$9,766	$2,146	$929,308

	For the Fiscal Year Ended March 31, 2023
	Directly- Operated Physical Stores	Online Stores and Services	Franchise Stores and Wholesale Customers	Total
Revenue	$11,606,180	$20,700,011	$137,418,155	$169,724,346
Merchandise costs	$8,882,991	$16,221,524	$115,188,904	$140,293,419
Interest expenses, net	$(165,628)	$(295,403)	$(1,961,048)	$(2,422,079)
Provision for income tax	$48,853	$87,130	$578,417	$714,400
Net loss	$(550,399)	$(981,655)	$(6,516,768)	$(8,048,822)
Depreciation and amortization	$83,870	$149,587	$993,039	$1,226,496
Capital expenditures	$459,856	$366,440	$108,664	$934,960

	For the Fiscal Year Ended March 31, 2022
	Directly- Operated Physical Stores	Online Stores and Services	Franchise Stores and Wholesale Customers	Total
Revenue	$12,965,904	$122,150,105	$99,636,571	$234,752,580
Merchandise costs	$11,261,970	$98,589,103	$81,189,474	$191,040,547
Interest expenses, net	$(153,864)	$(1,449,533)	$(1,182,369)	$(2,785,766)
Provision for income tax	$123,426	$1,162,781	$948,469	$2,234,676
Net income	$216,739	$2,041,874	$1,665,535	$3,924,148
Depreciation and amortization	$67,243	$633,485	$516,727	$1,217,455
Capital expenditures	$928,319	$1,174,609	$934,885	$3,037,813

	March 31, 2024	March 31, 2023
Total assets:
Directly-Operated Physical Stores	$10,732,784	$8,815,957
Online Stores and Services	4,323,971	20,070,215
Franchise Stores and Wholesale Customers	126,940,404	117,789,108
Total assets	$141,997,159	$146,675,280

Total liabilities:
Directly-Operated Physical Stores	$12,841,698	$9,728,199
Online Stores and Services	5,853,185	11,812,654
Franchise Stores and Wholesale Customers	87,259,492	95,852,684
Total liabilities	$105,954,375	$117,393,537

Disaggregated Revenues

The Company disaggregates its revenue by geographic areas, product categories, and distribution channels, which the Company believes best depicts how the nature, amount, timing, and uncertainty of the revenue and cash flows are affected by economic factors. See Note 2 for the Company’s disaggregation of revenue for the fiscal years ended March 31, 2024, 2023, and 2022.